Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Commitments And Contingent Liabilities [Line Items]
Limit on aggregate credit extensions over the borrower's annual income	33.333%
Allowance for repayment of excess interest	¥ 45,245	¥ 54,068
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	29.20%
Current permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	20.00%
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	15.00%